Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Item shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) Item	Aug. 30, 2016 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 06, 2013 USD ($)	Jul. 12, 2013 USD ($)	May 03, 2013 USD ($)
Accounting Policies [Line Items]
Year end RMB: US$ exchange rate	6.9370	6.4936	6.4936	6.4936	6.1190
Period average RMB: US$ exchange rate	6.6401			6.2272	6.1424
Cash and cash equivalents:
Cash and cash equivalents	$ 578,244,378	$ 387,528,092	$ 387,528,092	$ 387,528,092	$ 140,494,754			$ 587,119,126
Revenue recognition:
Amounts received from customers in excess of revenues recognized	605,600,000	280,200,000	280,200,000	280,200,000
Reversal of sales	$ 10,600,000
Number of units affected	79
Accounts receivable
Allowance for doubtful debts	$ 0	0	0	0
Other receivables, allowance for doubtful debts	0	0	0	0
Deposits for land use rights, impairment losses	0	0			0
Advances to suppliers, allowance provided	0	0	0	0
Retirement benefits
Retirement benefits expense	$ 11,023,291	10,664,576			7,328,091
Employer match of eligible compensation of employees, percent of average salary	43.00%
Required repatriation	10.00%
Minimum percentage of Statutory Surplus Reserve	50.00%
Required percentage of Statutory Reserve prior to distributions	25.00%
Advertising and promotion expenses	$ 39,718,114	35,350,419			32,137,186
Lease expenses	$ 6,626,414	7,613,448			6,031,670
Property warranty
Percentage of contract cost withheld	5.00%
Warranty term	2 months
Restrcited Cash Held For Loans Repayment	$ 53,515,247	$ 153,548,292	$ 153,548,292	$ 153,548,292
Share Repurchase Program
Stock repurchase program authorized amount							$ 40,000,000			$ 60,000,000
Treasury shares, shares | shares	26,668,726	13,470,488	13,470,488	13,470,488
Treasury stock, value	$ 53,734,088	$ 24,045,440	$ 24,045,440	$ 24,045,440
Asset Impairment Charges	0	0
Accounting Standards Update 2015-03 [Member]
Share Repurchase Program
Reclassification Of Debt Issuance Costs To Other Long Term Debt		12,504,255	$ 12,504,255	$ 12,504,255
Shaanxi Zhongmao [Member]
Share Repurchase Program
Dividend received	$ 0	$ 0			0
Zhengzhou Lianhe Real Estate Co., Ltd. [Member]
Share Repurchase Program
Cost method investment, ownership interest	1.85%	1.85%	1.85%	1.85%
Minimum [Member]
Retirement benefits
LAT Progressive Rate	30.00%
Property warranty
Contract cost withholding term	2 years
Maximum [Member]
Retirement benefits
LAT Progressive Rate	60.00%
Property warranty
Contract cost withholding term	5 years
June 2019 Senior Secured Notes due in June 6, 2019 at 13% [Member]
Property warranty
Debt issuance date	Dec. 06, 2013
Debt instrument, aggregate principal amount									$ 200,000,000
Maturity date	Jun. 06, 2019
Interest rate	13.00%
May 2018 Senior Secured Notes due in May 3, 2018 at 13.25% [Member]
Property warranty
Debt issuance date	May 03, 2013
Debt instrument, aggregate principal amount											$ 200,000,000
Maturity date	May 03, 2018
Interest rate	13.25%
August 2019 Senior Secured Notes [Member]
Property warranty
Debt instrument, aggregate principal amount						$ 300,000,000
Interest rate						8.125%
Withdrawal Restrictions [Member]
Property warranty
Restricted cash	$ 48,081,446	$ 47,351,169	$ 47,351,169	$ 47,351,169
Restricted Cash Related to Short Term Loans [Member]
Property warranty
Restricted cash	36,471,097	232,351,854	232,351,854	232,351,854
Restricted Cash Related to Long Term Loans [Member]
Property warranty
Restricted cash	65,787,805	0	0	0
Restricted Cash Related to Other Debts [Member]
Property warranty
Restricted cash	$ 24,610,419	29,918,940	29,918,940	29,918,940
Short-term bank acceptance notes [Member]
Notes payable and other payables
Debt term	6 months
Notes payable	$ 38,652,794	46,986,399	$ 46,986,399	$ 46,986,399
Northern Nevada Land Portfolio [Member]
Revenue recognition:
Revenue recognized under the full accrual method		800,000
Condominium Units Located In Irvine California [Member]
Revenue recognition:
Revenue recognized under the full accrual method	$ 152,000,000	$ 800,000			$ 4,900,000
Number of items sold			1	7	7
Number of finished units | Item					15